Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

8 Leases

Right-of-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2019	–	–	–	–
Opening balance	580	124	18	722
Additions	85	85	3	173
Disposals and other movements	(44)	(7)	1	(50)
Exchange adjustments	6	–	–	6
At 31 December 2019	627	202	22	851
Additions	87	89	15	191
Disposals and other movements	–	(27)	(2)	(29)
Exchange adjustments	21	8	1	30
At 31 December 2020	735	272	36	1,043
Depreciation and impairment
At 1 January 2019	–	–	–	–
Depreciation charge for the year	130	70	7	207
Impairment charge	4	–	–	4
Disposals and other movements	(3)	(6)	1	(8)
Exchange adjustments	1	–	–	1
At 31 December 2019	132	64	8	204
Depreciation charge for the year	131	75	9	215
Disposals and other movements	(24)	(26)	(4)	(54)
Exchange adjustments	8	4	–	12
At 31 December 2020	247	117	13	377
Net book value
At 31 December 2019	495	138	14	647
At 31 December 2020	488	155	23	666

Lease Liability

	2020	2019	2018
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(192)	(188)	–
Later than one year and not later than five years	(389)	(368)	–
Later than five years	(100)	(119)	–
Total lease liabilities	(681)	(675)	–

Prior to 2019, the Group only recognised lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 ‘Leases’. The assets were presented within Property, plant and equipment and the liabilities within Interest-bearing loans and borrowings. Initial adoption of IFRS 16 on 1 January 2019 resulted in the recognition of Right-of-use assets of $722m and Lease liabilities of $720m. The weighted average incremental borrowing rate applied to the Lease liabilities on 1 January 2019 was 3%.

The interest expense on lease liabilities included within finance costs was $21m (2019: $22m). The expense relating to short-term leases was $2m (2019: $1m). The expense relating to leases of Low-value assets that are not shown above as short-term leases was $1m (2019: $1m). The income relating to variable lease payments not included in lease liabilities was $1m (2019: $nil). Income recognised from subleasing was $7m (2019: $4m).

The total cash outflow for leases in 2020 was $228m (2019: $208m).

Prior to adoption of IFRS 16 on 1 January 2019, total rentals under operating leases charged to profit were as follows:

2018
$m
Operating leases	188

Prior to adoption of IFRS 16 on 1 January 2019, the future minimum lease payments under operating leases that had an initial or remaining term in excess of one year at 31 December 2019 were as follows:

2018
$m
Not later than one year	188
Later than one year and not later than five years	360
Later than five years	136
Total future minimum lease payments	684